SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Accounting Policies [Abstract]
Advertising Expense	$ 95	$ 87	$ 100
Percentage Of LIFO Inventory	9.00%	8.00%